Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company declared and paid an ordinary shares dividend of $20 million to Highlands Bermuda Holdco, Ltd., the holder of all the Company’s ordinary shares, on April 3, 2023.
Subsequent Events
In July 2023, we entered into a delayed draw term loan facility for $300 million, which remains undrawn.